Equity (Details) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended	12 Months Ended
	Feb. 12, 2018	Feb. 16, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 08, 2017	Dec. 04, 2014
Class of Stock [Line Items]
Aggregate amount of repurchased shares			$ 180	$ 373	$ 740
Cash dividends declared per common share (in dollars per share)			$ 3	$ 2.8	$ 2.6
Cash dividends			$ 236	$ 220	$ 213
Subsequent Event [Member]
Class of Stock [Line Items]
Average price per share of repurchased shares (in dollars per share)		$ 203.33
Aggregate amount of repurchased shares		$ 88
Cash dividends declared per common share (in dollars per share)	$ 0.80
Dividend declared date	Feb. 12, 2018
Dividend paid date	Mar. 15, 2018
Dividend paid, record date	Mar. 01, 2018
Treasury Stock [Member]
Class of Stock [Line Items]
Aggregate amount of repurchased shares			$ 180	$ 373	$ 740
Share Repurchase Program December 4, 2014 [Member]
Class of Stock [Line Items]
Amount of shares authorized to be repurchased							$ 1,500
Share Repurchase Program December 4, 2014 [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common shares repurchased (in shares)		433,039
Share Repurchase Program December 4, 2014 [Member] | Treasury Stock [Member]
Class of Stock [Line Items]
Number of common shares repurchased (in shares)			1,000,000
Average price per share of repurchased shares (in dollars per share)			$ 183.67
Aggregate amount of repurchased shares			$ 180
Share Repurchase Program May 8, 2017 [Member]
Class of Stock [Line Items]
Amount of shares authorized to be repurchased						$ 1,500